Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Tax credits, percentage	50.00%
Income tax benefits	$ 0	$ 0